Subsequent events - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended			12 Months Ended
	Mar. 26, 2022	Nov. 15, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 22, 2022	Dec. 31, 2020
Subsequent Event [Line Items]
Accrued expenses and other current liabilities			$ 19,644	$ 20,168		$ 20,168		$ 21,533
Accounts receivable			5,213	12,587		12,587		6,151
Invoices
Subsequent Event [Line Items]
Accrued expenses and other current liabilities			600	600		600	$ 500	600
Accounts receivable			$ 1,400	$ 1,400		$ 1,400	$ 100	$ 1,400
Market-based RSUs
Subsequent Event [Line Items]
Grants in period (in shares)			111,168
Restricted Stock Units
Subsequent Event [Line Items]
Grants in period (in shares)			9,172,637			29,763,009
Chief Executive Officer
Subsequent Event [Line Items]
Consulting fees	$ 400
Chief Executive Officer | Market-based RSUs
Subsequent Event [Line Items]
Grants in period (in shares)		5,250,000
Chief Executive Officer | Restricted Stock Units
Subsequent Event [Line Items]
Grants in period (in shares)			923,695	4,000,000	4,000,000	923,695
President | Market-based RSUs
Subsequent Event [Line Items]
Grants in period (in shares)		4,500,000
President | Restricted Stock Units
Subsequent Event [Line Items]
Grants in period (in shares)			742,972	2,750,000	2,750,000	742,972